ORGANIZATION (Details Narrative) - shares	Jan. 16, 2026	Jul. 10, 2020	Mar. 31, 2026	Feb. 21, 2026	Feb. 20, 2026	Jan. 21, 2026	Dec. 31, 2025	May 21, 2025	Mar. 31, 2025	Mar. 04, 2025	Dec. 31, 2024	Jun. 04, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders equity reverse stock split	1-for-5,000
Common stock, shares issued			3,786,060			5,000	2,665,555		1,643,970		1,417,204		1,096,303
Common stock, shares outstanding			3,786,060	2,665,555	13,327,772,635	5,000	2,665,555				1,417,204
Shares issued			637,755	58,309			637,755				637,755
Common stock, shares authorized			25,990,000,000	25,990,000,000			25,990,000,000	25,990,000,000		15,990,000,000	25,990,000,000	8,990,000,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding				13,327,772,635
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding				2,665,555
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired		1,000
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member] | Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions		47,500
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member] | Series D Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions		18,667
Securities Purchase Agreement [Member] | Pennsylvania Corporation [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions		500